Cost of Sales	12 Months Ended
Dec. 31, 2022
Disclosure Of Cost Of Sales [Abstract]
Cost of sales

Note 5. Cost of sales

	Consolidated			Consolidated
	2022	2021	2020	2022
	AUD$	AUD$	AUD$	$

Salaries and benefits	222,693	176,787	240,010	151,286
Cost of materials	577,902	991,959	414,778	392,597
Occupancy and office expenses	22,431	14,193	17,282	15,238
Other	21,507	43,832	36,382	14,611
Depreciation	38,950	16,812	26,230	26,461

	883,483	1,243,583	734,682	600,193